Significant accounting policies (Details)		Dec. 31, 2019 Employees	Dec. 31, 2018 Employees
Significant accounting policies [Line Items]
Closing foreign exchange rate | Pure		748.74	694.77
Brazilian real [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate		4.02	3.87
New Peruvian Sol [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate		3.31	3.37
Argentine peso [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate		59.83	37.74
Japanese yen [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate		108.9	110.38
Euro [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate		0.89	0.87
Mexican peso [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate		18.89	19.68
Australian dollar [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate		1.43	1.42
Pound Sterling [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate		0.76	0.79
South African rand [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate		14.06	14.35
Ecuadorian Dollar [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate		1.00	1.00
Chilean peso [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate		748.74	694.77
Chinese yuan [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate		6.98	6.88
Indian rupee [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate		71.31	69.93
Thai baht [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate		29.97	32.53
Turkish Lira Member [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate		5.94	5.27
Polish Ztoly [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate | Employees		3.79	0
Uf [Member]
Significant accounting policies [Line Items]
Closing foreign exchange rate	[1]	37.81	39.68

[1]	US$ por UF